Condensed consolidated cash flow statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Operating activities
Operating profit/(loss) before tax	£ 2,505	£ (770)
Adjustments for non-cash items	2,635	1,271
Net cash flows from trading activities	5,140	501
Changes in operating assets and liabilities	25,745	14,281
Net cash flows from operating activities before tax	30,885	14,782
Income taxes paid	(259)	(231)
Net cash flows from operating activities	30,626	14,551
Net cash flows from investing activities	(790)	2,035
Net cash flows from financing activities	(359)	2,748
Effects of exchange rate changes on cash and cash equivalents	(1,935)	2,752
Net increase in cash and cash equivalents	27,542	22,086
Cash and cash equivalents at beginning of period	139,199	100,588
Cash and cash equivalents at end of period	£ 166,741	£ 122,674